Schedule of Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Equipment, Cost	$ 201,004	$ 192,290
Equipment, Accumulated depreciation	171,770	158,768
Equipment, Net book value	29,234	33,522
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, Cost	184,487	175,773
Equipment, Accumulated depreciation	160,219	148,266
Equipment, Net book value	24,268	27,507
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Equipment, Cost	16,517	16,517
Equipment, Accumulated depreciation	11,551	10,502
Equipment, Net book value	$ 4,966	$ 6,015